REVENUE AND SEGMENT INFORMATION - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions	6 Months Ended
	Jun. 30, 2024 GBP (£) segment	Jun. 30, 2023 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 5,694	£ 5,738
Group operating profit	1,151	1,141
Reconciling items between Group operating profit and Group adjusted operating profit	142	130
Adjusted operating profit	1,293	1,271
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill	4	23
Restructuring costs	132	30
Non-cash restructuring costs	59
Separation and admission costs	19	60
ChapStick
Disclosure of operating segments [line items]
Reversal of impairment losses	17
North America
Disclosure of operating segments [line items]
Revenue	1,956	2,046
Adjusted operating profit	416	471
EMEA & LatAm
Disclosure of operating segments [line items]
Revenue	2,417	2,323
Adjusted operating profit	627	542
APAC
Disclosure of operating segments [line items]
Revenue	1,321	1,369
Adjusted operating profit	306	318
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit	£ (56)	£ (60)